Changes in Accumulated Other Comprehensive Income After Tax (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2019 INR (₨)	Mar. 31, 2019 USD ($)	Mar. 31, 2018 INR (₨)
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance	₨ 1,176,493.3		₨ 1,027,901.1
Adoption of accounting standards	0.0
Net unrealized gain/(loss) arising during the period	17,769.0		(21,373.2)
Amounts reclassified to income	(1,895.5)		(8,455.1)
Balance	1,635,624.6	$ 23,649.9	1,176,493.3
Available for Sale Securities
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance	(4,467.3)		25,433.1
Adoption of accounting standards	(268.0)
Net unrealized gain/(loss) arising during the period	17,105.1		(21,445.3)
Amounts reclassified to income	(1,895.5)		(8,455.1)
Balance	10,474.3	151.5	(4,467.3)
Foreign Currency Translation Reserve
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance	670.6		598.5
Adoption of accounting standards	0.0
Net unrealized gain/(loss) arising during the period	663.9		72.1
Amounts reclassified to income	0.0		0.0
Balance	1,334.5	19.2	670.6
Accumulated Other Comprehensive Income (Loss)
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance	(3,796.7)		26,031.6
Adoption of accounting standards	(268.0)
Balance	₨ 11,808.8	$ 170.7	₨ (3,796.7)